Loans and Allowance for Loan Losses - Summary of Carrying Balances of TDRs (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Modifications [Line Items]
Total TDRS	$ 2,492	$ 4,084
Performing [Member]
Financing Receivable, Modifications [Line Items]
Total TDRS	1,676	2,250
Nonperforming [Member]
Financing Receivable, Modifications [Line Items]
Total TDRS	$ 816	$ 1,834